Securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 63,661,719	₩ 64,838,323
Securities At Amortised Cost	57,971,493	49,930,076
Total	121,633,212	114,768,399
Stocks
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	1,475,153	922,579
Government
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	27,197,987	25,687,070
Securities At Amortised Cost	38,371,463	34,679,301
Debt securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	62,093,908	63,806,919
Securities At Amortised Cost	57,971,493	49,930,076
Equity investments
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	3,833	4,118
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	88,825	104,707
Financial Institutions bonds
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	19,030,714	19,702,292
Securities At Amortised Cost	6,530,386	3,423,536
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	15,865,207	18,417,557
Securities At Amortised Cost	13,069,644	11,827,239
Equity securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 1,567,811	₩ 1,031,404